Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Utilities Portfolio - VIP Utilities Portfolio - Investor Class	Aug. 04, 2023
Bar Chart Table:
Annual Return 2013	20.92%
Annual Return 2014	21.64%
Annual Return 2015	(10.80%)
Annual Return 2016	14.03%
Annual Return 2017	17.83%
Annual Return 2018	8.66%
Annual Return 2019	23.14%
Annual Return 2020	(0.20%)
Annual Return 2021	17.30%
Annual Return 2022	5.39%